UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08611

Legg Mason Charles Street Trust, Inc.

(Exact name of registrant as specified in charter)

55 Water Street

New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: September 30, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON CHARLES STREET TRUST, INC.

LEGG MASON BW GLOBAL OPPORTUNITIES BOND FUND

FORM N-Q

SEPTEMBER 30, 2011

LEGG MASON BW GLOBAL OPPORTUNITIES BOND FUND

Schedule of investments (unaudited)	September 30, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †		VALUE
SOVEREIGN BONDS - 53.8%
Australia - 8.2%
New South Wales Treasury Corp.	6.000%	4/1/19	15,860,000	AUD	$16,723,340
New South Wales Treasury Corp., Senior Notes	6.000%	4/1/16	43,315,000	AUD	44,672,322
Queensland Treasury Corp., Senior Bonds	6.250%	2/21/20	10,145,000	AUD	10,628,424

Total Australia					72,024,086

Brazil - 1.9%
Brazil Nota do Tesouro Nacional, Notes	10.000%	1/1/21	33,854,000	BRL	16,397,327

Canada - 3.9%
Government of Canada, Notes	2.000%	9/1/12	34,680,000	CAD	33,435,306
Province of Ontario	6.250%	6/16/15	730,000	NZD	597,406

Total Canada					34,032,712

Hungary - 2.0%
Hungary Government Bond	5.500%	2/12/16	4,218,000,000	HUF	17,860,256

Indonesia - 2.7%
Government of Indonesia, Senior Bond	11.000%	11/15/20	24,980,000,000	IDR	3,638,031
Government of Indonesia, Senior Bond	9.500%	7/15/23	16,320,000,000	IDR	2,198,540
Government of Indonesia, Senior Bond	10.000%	9/15/24	129,203,000,000	IDR	18,077,749

Total Indonesia					23,914,320

Malaysia - 4.5%
Government of Malaysia	3.718%	6/15/12	54,765,000	MYR	17,268,327
Government of Malaysia, Senior Bonds	3.702%	2/25/13	64,495,000	MYR	20,386,561
Government of Malaysia, Senior Bonds	5.094%	4/30/14	5,520,000	MYR	1,807,968

Total Malaysia					39,462,856

Mexico - 5.7%
Mexican Bonos, Bonds	8.500%	5/31/29	632,020,000	MXN	50,174,462

New Zealand - 3.1%
Government of New Zealand	6.000%	5/15/21	6,245,000	NZD	5,323,327
Government of New Zealand	5.500%	4/15/23	18,965,000	NZD	15,565,743
Government of New Zealand, Senior Bonds	5.000%	3/15/19	7,770,000	NZD	6,206,722

Total New Zealand					27,095,792

Norway - 3.4%
Government of Norway, Bonds	6.500%	5/15/13	161,960,000	NOK	29,769,479

Poland - 4.8%
Republic of Poland	5.750%	9/23/22	97,260,000	PLN	28,993,003
Republic of Poland, Bonds	5.250%	10/25/20	45,480,000	PLN	13,151,624

Total Poland					42,144,627

South Africa - 2.6%
Republic of South Africa, Bonds	6.750%	3/31/21	205,400,000	ZAR	22,775,552

South Korea - 3.9%
Korea Treasury Bond	5.750%	9/10/18	20,154,800,000	KRW	19,077,077
Korea Treasury Bond, Senior Bonds	3.000%	12/10/13	18,396,300,000	KRW	15,430,905

Total South Korea					34,507,982

United Kingdom - 7.1%
United Kingdom Gilt, Bonds	4.500%	3/7/13	15,365,000	GBP	25,297,170
United Kingdom Gilt, Bonds	4.250%	12/7/40	21,160,000	GBP	37,184,228

Total United Kingdom					62,481,398

TOTAL SOVEREIGN BONDS (Cost - $490,540,770)					472,640,849

COLLATERALIZED MORTGAGE OBLIGATIONS - 1.1%
Countrywide Alternative Loan Trust, 2005-26CB A6	5.500%	7/25/35	4,067,663		3,129,151
Countrywide Alternative Loan Trust, 2005-46CB A20	5.500%	10/25/35	1,413,405		1,091,886
MASTR Resecuritization Trust, 2008-1 A1	6.000%	9/27/37	3,845,650		3,422,975	(a)
Prime Mortgage Trust, 2006-2 1A14	6.250%	11/25/36	1,257,624		1,074,509
Thornburg Mortgage Securities Trust, 2005-3 B1	4.567%	10/25/35	2,484,909		307,517	(b)
Thornburg Mortgage Securities Trust, 2005-4 B1	4.964%	12/25/35	812,002		134,488	(b)

See Notes to Schedule of Investments.

LEGG MASON BW GLOBAL OPPORTUNITIES BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †		VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - continued
WaMu Mortgage Pass-Through Certificates, 2005-6 2A1	5.500%	8/25/35	954,910		$781,330

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $11,791,871)					9,941,856

CORPORATE BONDS & NOTES - 11.5%
CONSUMER DISCRETIONARY - 3.6%
Media - 3.5%
Comcast Corp., Notes	6.450%	3/15/37	335,000		385,377
Comcast Corp., Senior Notes	6.950%	8/15/37	1,270,000		1,522,393
Comcast Corp., Senior Notes	6.550%	7/1/39	8,805,000		10,223,318
Time Warner Cable Inc., Debentures	7.300%	7/1/38	8,105,000		9,860,000
Viacom Inc., Senior Notes	6.875%	4/30/36	7,385,000		8,800,284

Total Media					30,791,372

Multiline Retail - 0.1%
Target Corp., Senior Notes	6.500%	10/15/37	620,000		809,012

TOTAL CONSUMER DISCRETIONARY					31,600,384

FINANCIALS - 6.2%
Capital Markets - 0.9%
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	8,910,000		8,150,360

Commercial Banks - 0.8%
Fifth Third Bancorp, Subordinated Notes	8.250%	3/1/38	6,060,000		7,249,633

Diversified Financial Services - 4.5%
Bank of America Corp., Senior Notes	4.500%	4/1/15	6,475,000		6,136,642
Citigroup Inc., Senior Notes	6.375%	8/12/14	3,860,000		4,086,655
General Electric Capital Corp., Senior Notes	0.957%	6/2/14	11,240,000		10,950,402	(b)
General Electric Capital Corp., Senior Notes	7.625%	12/10/14	1,780,000	NZD	1,472,721
JPMorgan Chase & Co., Senior Notes	1.053%	1/24/14	8,045,000		7,955,821	(b)
Kreditanstalt fuer Wiederaufbau, Senior Notes	6.250%	12/4/19	8,545,000	AUD	8,829,197

Total Diversified Financial Services					39,431,438

TOTAL FINANCIALS					54,831,431

HEALTH CARE - 0.3%
Health Care Providers & Services - 0.3%
UnitedHealth Group Inc., Senior Notes	6.625%	11/15/37	1,853,000		2,343,459

INFORMATION TECHNOLOGY - 1.4%
Communications Equipment - 0.4%
Cisco Systems Inc., Senior Notes	5.900%	2/15/39	2,695,000		3,237,002

Computers & Peripherals - 0.7%
Dell Inc., Senior Notes	6.500%	4/15/38	5,195,000		6,160,901

Software - 0.3%
Oracle Corp., Senior Notes	6.500%	4/15/38	2,013,000		2,640,402

TOTAL INFORMATION TECHNOLOGY					12,038,305

TOTAL CORPORATE BONDS & NOTES (Cost - $95,603,896)					100,813,579

MUNICIPAL BONDS - 2.0%
Georgia - 2.0%
Municipal Electric Authority, GA, Build America Bonds, Plant Vogtle Units 3&4 Project J	6.637%	4/1/57	10,665,000		11,395,766
Municipal Electric Authority, GA, Build America Bonds, Plant Vogtle Units 3&4 Project M	6.655%	4/1/57	5,460,000		5,767,070

TOTAL MUNICIPAL BONDS (Cost - $16,313,579)					17,162,836

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 16.2%
U.S. Government Obligations - 16.2%
U.S. Treasury Bonds	4.500%	5/15/38	17,360,000		22,611,400
U.S. Treasury Bonds	4.250%	11/15/40	94,325,000		119,276,886

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $110,923,897)					141,888,286

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $725,174,013)					742,447,406

SHORT-TERM INVESTMENTS - 1.3%
U.S. Government Obligations - 1.3%
U.S. Treasury Bills (Cost - $11,512,346)	0.125 - 0.135%	4/5/12	11,520,000		11,516,625	(c)

See Notes to Schedule of Investments.

LEGG MASON BW GLOBAL OPPORTUNITIES BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2011

VALUE
TOTAL INVESTMENTS - 85.9% (Cost - $736,686,359#)	$753,964,031
Other Assets in Excess of Liabilities - 14.1%	123,686,125

TOTAL NET ASSETS - 100.0%	$877,650,156

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(c)	Rate shown represents yield-to-maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
GBP	— British Pound
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PLN	— Polish Zloty
ZAR	— South African Rand

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason BW Global Opportunities Bond Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Charles Street Trust, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of fair valuation techniques and methodologies. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Sovereign bonds	—	$472,640,849	—	$472,640,849
Collateralized mortgage obligations	—	9,941,856	—	9,941,856
Corporate bonds & notes	—	100,813,579	—	100,813,579
Municipal bonds	—	17,162,836	—	17,162,836
U.S. government & agency obligations	—	141,888,286	—	141,888,286

Notes to Schedule of Investments (unaudited) (continued)

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Total long-term investments	—	$742,447,406	—	$742,447,406

Short-term investments†	—	11,516,625	—	11,516,625

Total investments	—	$753,964,031	—	$753,964,031

Other financial instruments:
Forward foreign currency contracts	—	$14,076,270	—	$14,076,270

Total	—	$768,040,301	—	$768,040,301

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other financial instruments:
Forward foreign currency contracts	—	$5,488,226	—	$5,488,226

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

When entering into a forward foreign currency contract, the Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(e) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as

Notes to Schedule of Investments (unaudited) (continued)

trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s investment manager attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the investment manager. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

The Fund has entered into master agreements with certain of its derivative counterparties that provide for general obligations, representations, agreements, collateral, events of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

As of September 30, 2011, the Fund held forward foreign currency contracts with credit related contingent features which had a liability position of $5,488,226. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties.

(f) Credit and market risk. Investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investment in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(g) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(h) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At September 30, 2011, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$47,684,161
Gross unrealized depreciation	(30,406,489)

Net unrealized appreciation	$17,277,672

At September 30, 2011, the Fund had the following open forward foreign currency contracts:

FOREIGN CURRENCY	COUNTERPARTY	LOCAL CURRENCY	MARKET VALUE	SETTLEMENT DATE	UNREALIZED GAIN (LOSS)
Contracts to Buy:
Norwegian Krone	HSBC Bank USA, N.A.	5,063,000	$862,027	10/11/11	$(67,655)
Turkish Lira	Barcalys Bank PLC	52,027,000	27,819,297	11/10/11	(1,674,467)
Turkish Lira	Barcalys Bank PLC	2,387,000	1,276,350	11/10/11	(60,905)
Turkish Lira	Barcalys Bank PLC	2,262,000	1,209,511	11/10/11	(89,369)

Notes to Schedule of Investments (unaudited) (continued)

FOREIGN CURRENCY	COUNTERPARTY	LOCAL CURRENCY	MARKET VALUE	SETTLEMENT DATE	UNREALIZED GAIN (LOSS)
British Pound	HSBC Bank USA, N.A.	39,270,000	$61,200,555	12/1/11	$(2,946,990)
British Pound	HSBC Bank USA, N.A.	2,111,000	3,289,900	12/1/11	(140,391)
British Pound	HSBC Bank USA, N.A.	1,555,000	2,423,399	12/1/11	(48,834)
British Pound	HSBC Bank USA, N.A.	1,037,000	1,616,119	12/1/11	4,766
Singapore Dollar	HSBC Bank USA, N.A.	21,755,000	16,637,627	12/23/11	(438,512)
Yuan Renminbi	Barclays Bank PLC	82,144,000	12,882,145	1/11/12	(1,167)
Yuan Renminbi	Barclays Bank PLC	8,495,000	1,332,219	1/11/12	8,495
Yuan Renminbi	Barclays Bank PLC	5,590,000	876,646	1/11/12	(630)
Yuan Renminbi	Barclays Bank PLC	4,138,000	648,937	1/11/12	1,970
Yuan Renminbi	UBS AG	71,180,000	11,163,467	1/13/12	81,418
Yuan Renminbi	UBS AG	18,496,000	2,900,808	1/13/12	(19,306)
Yuan Renminbi	UBS AG	10,575,000	1,658,523	1/13/12	7,907
Yuan Renminbi	UBS AG	7,800,000	1,223,308	1/13/12	10,093
Yuan Renminbi	UBS AG	7,330,000	1,149,596	1/13/12	9,503
Yuan Renminbi	UBS AG	4,140,000	649,294	1/13/12	6,856
Yuan Renminbi	UBS AG	3,900,000	611,654	1/13/12	4,423

					(5,352,795)

Contracts to Sell:
Norwegian Krone	Citibank, N.A.	116,604,000	19,853,008	10/11/11	1,145,145
Norwegian Krone	UBS AG	9,222,000	1,570,139	10/11/11	147,014
Norwegian Krone	UBS AG	47,259,000	8,046,322	10/11/11	622,192
Australian Dollar	HSBC Bank USA, N.A.	2,759,000	2,665,470	10/12/11	264,706
Australian Dollar	HSBC Bank USA, N.A.	3,008,000	2,906,029	10/12/11	327,047
Australian Dollar	HSBC Bank USA, N.A.	3,490,000	3,371,690	10/12/11	214,565
Australian Dollar	HSBC Bank USA, N.A.	3,653,000	3,529,164	10/12/11	219,673
Australian Dollar	HSBC Bank USA, N.A.	65,463,000	63,243,814	10/12/11	5,924,392
Australian Dollar	Morgan Stanley & Co.	877,000	847,270	10/12/11	94,267
Australian Dollar	UBS AG	4,272,000	4,127,180	10/12/11	419,676
Brazilian Real	Barcalys Bank PLC	29,008,000	15,300,224	11/3/11	2,200,832
New Zealand Dollar	Citibank, N.A.	34,083,000	25,853,542	12/9/11	2,264,933
New Zealand Dollar	HSBC Bank USA, N.A.	1,566,000	1,187,884	12/9/11	96,397

					13,940,839

Net unrealized gain on open forward foreign currency contracts					$8,588,044

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure at September 30, 2011.

	Forward Foreign Currency Contracts
Primary Underlying Risk Disclosure	Unrealized Appreciation	Unrealized Depreciation	Total
Foreign Exchange Contracts	$14,076,270	$(5,488,226)	$8,588,044

During the period ended September 30, 2011, the volume of derivative activity for the Fund was as follows:

Average Market Value
Forward foreign currency contracts (to buy)	$140,520,617
Forward foreign currency contracts (to sell)	126,567,002

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Charles Street Trust, Inc.

By:	/s/ R. JAY GERKEN
R. Jay Gerken
President and Chief Executive Officer

Date:	November 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. JAY GERKEN
R. Jay Gerken
President and Chief Executive Officer

Date:	November 28, 2011

By:	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date:	November 28, 2011